Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MAIN STREET SELECT FUND
Central Index Key	dei_EntityCentralIndexKey	0001116894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2013
Prospectus Date	rr_ProspectusDate	Nov. 27, 2013